Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Trade payables in the opening balance	€ 6,736	€ 6,527	€ 6,214
Business related variations	(85)	189	413
Changes in the scope of consolidation	36	18	(9)
Translation adjustment	27	1	(56)
Reclassifications and other items	(32)	1	(35)
Reclassification to assets held for sale	0	0	0
Trade payables in the closing balance	€ 6,682	€ 6,736	€ 6,527